SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value (Note 1)

CORPORATE DEBT SECURITIES (83.48%)
AUTOMOTIVE (2.54%)
Ford Holdings LLC, Co. Gty., 9.30%, 03/01/30	Ba2/BB+	$1,000	$1,124,700
Ford Motor Co., Sr. Unsec. Notes, 8.50%, 04/21/23	Ba2/BB+	904	955,980
Ford Motor Co., Sr. Unsec. Notes, 8.90%, 01/15/32	Ba2/BB+	500	552,500
Ford Motor Credit Co. LLC, Sr. Unsec. Notes, 4.542%, 08/01/26(b)	Ba2/BB+	1,356	1,284,810
General Motors Financial Co. Inc., Sr. Unsec. Notes, (3M LIBOR +1.10%), 1.601%, 11/06/21(e)	Baa3/BBB	925	915,332
General Motors Financial Co. Inc., Sr. Unsec. Notes, 3.60%, 06/21/30(b)	Baa3/BBB	1,027	999,542

			5,832,864

CHEMICALS (2.04%)
Axalta Coating Systems LLC, Co. Gty., 4.75%, 06/15/27, 144A(b)	B1/BB-	150	150,780
Braskem Netherlands Finance BV, Co. Gty., 4.50%, 01/31/30, 144A	NA/BBB-	1,249	1,142,835
Braskem Netherlands Finance BV, Co. Gty., 5.875%, 01/31/50, 144A	NA/BBB-	723	636,240
Union Carbide Corp., Sr. Unsec. Notes, 7.75%, 10/01/96	Baa2/BBB-	2,000	2,577,555
Westlake Chemical Corp., Sr. Unsec. Notes, 3.375%, 06/15/30(b)	Baa2/BBB-	186	189,827

			4,697,237

CONSUMER PRODUCTS (0.41%)
Hanesbrands Inc., Co. Gty., 5.375%, 05/15/25, 144A(b)	Ba3/BB	373	377,196
VF Corp., Sr. Unsec. Notes, 2.80%, 04/23/27(b)	A3/A	530	561,047

			938,243

DIVERSIFIED FINANCIAL SERVICES (10.10%)
AerCap Ireland Capital DAC, Co. Gty., 6.50%, 07/15/25(b)	Baa3/BBB	560	587,163
Bank of America Corp., Sr. Unsec. Notes, (3M LIBOR +0.81%), 3.366%, 01/23/26(b),(c)	A2/A-	559	610,536
Citigroup, Inc., Sr. Unsec. Notes, (3M LIBOR +1.563%), 3.887%, 01/10/28(b),(c)	A3/BBB+	1,100	1,239,923
Citigroup, Inc., Sr. Unsec. Notes, 8.125%, 07/15/39	A3/BBB+	70	121,227
Citigroup, Inc., Sub. Notes, 4.60%, 03/09/26	Baa2/BBB	988	1,128,342
Citigroup, Inc., Sub. Notes, 5.30%, 05/06/44	Baa2/BBB	926	1,228,413
Credit Agricole SA, Sub. Notes, (5Yr Swap +1.644%), 4.00%, 01/10/33, 144A(b),(c)	Baa1/BBB+	1,025	1,128,533
Credit Suisse Group AG, Sr. Unsec. Notes, (SOFRRATE +1.56%), 2.593%, 09/11/25, 144A(b),(c)	Baa2/BBB+	1,242	1,284,450
Danske Bank AS, Sr. Unsec. Notes, (H15T1Y +1.73%), 5.00%, 01/12/23, 144A(b),(c)	Baa3/BBB+	739	776,173
GE Capital International Funding, Co. Gty., 4.418%, 11/15/35	Baa1/BBB+	588	597,851
General Electric Co., Sr. Unsec. Notes, 3.625%, 05/01/30(b)	Baa1/BBB+	599	599,677
General Electric Co., Sr. Unsec. Notes, 6.875%, 01/10/39	Baa1/BBB+	287	352,573
General Electric Co., Sr. Unsec. Notes, 4.125%, 10/09/42	Baa1/BBB+	75	71,606
General Electric Co., Sr. Unsec. Notes, 4.35%, 05/01/50(b)	Baa1/BBB+	730	721,973
Goldman Sachs Group, Inc., Sr. Unsec. Notes, 3.50%, 11/16/26(b)	A3/BBB+	1,040	1,143,749
Goldman Sachs Group, Inc., Sr. Unsec. Notes, (3M LIBOR +1.75%), 2.637%, 10/28/27(b),(e)	A3/BBB+	550	557,428
HSBC Capital Funding LP, Co. Gty., (3M LIBOR +4.98%), 10.176%, 06/30/30, 144A(b),(c),(d)	Baa2/BB+	2,180	3,444,400
HSBC Holdings PLC, Sr. Unsec. Notes, 4.95%, 03/31/30	A2/A-	499	599,580
JPMorgan Chase & Co., Jr. Sub. Notes, (3M LIBOR +2.58%), 4.625%, 11/01/22(b),(c),(d)	Baa2/BBB-	1,159	1,088,533
Mastercard, Inc., Sr. Unsec. Notes, 3.85%, 03/26/50(b)	A1/A+	145	180,379
Morgan Stanley, Sub. Notes, 4.35%, 09/08/26	Baa2/BBB	1,500	1,729,621

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Unaudited) — continued

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value (Note 1)

CORPORATE DEBT SECURITIES (Continued)
DIVERSIFIED FINANCIAL SERVICES (Continued)
PNC Financial Services Group, Inc., Jr. Sub. Notes, (3M LIBOR +3.30%), 5.00%, 11/01/26(b),(c),(d)	Baa2/BBB-	$757	$767,977
Truist Financial Corp., Jr. Sub. Notes, (H15T5Y +3.003%), 4.80%, 09/01/24(b),(c),(d)	Baa2/BBB-	1,136	1,046,347
UBS AG, Sub. Notes, 7.625%, 08/17/22	NR/BBB+	2,000	2,230,206

			23,236,660

ENERGY (14.27%)
Antero Midstream Partners LP, Co. Gty., 5.75%, 03/01/27, 144A(b)	Caa1/B-	681	537,990
Baker Hughes a GE Co. LLC, Sr. Unsec. Notes, 4.486%, 05/01/30(b)	A3/A-	187	215,872
CITGO Petroleum Corp., Sr. Sec. Notes, 6.25%, 08/15/22, 144A(b)	B3/B+	2,254	2,239,958
CITGO Petroleum Corp., Sr. Sec. Notes, 7.00%, 06/15/25, 144A(b)	B3/B+	875	876,094
CVR Energy, Inc., Co. Gty., 5.75%, 02/15/28, 144A(b)	B1/BB-	1,710	1,496,250
Ecopetrol SA, Sr. Unsec. Notes, 6.875%, 04/29/30(b)	Baa3/BBB-	440	504,284
Enbridge, Inc., Sub. Notes, (3M LIBOR +3.89%), 6.00%, 01/15/77(b),(c)	Ba1/BBB-	750	738,750
Enterprise Products Operating LLC, Co. Gty., (3M LIBOR +2.57%), 5.375%, 02/15/78(b),(c)	Baa2/BBB-	342	306,090
Exxon Mobil Corp., Sr. Unsec. Notes, 4.227%, 03/19/40(b)	Aa1/AA	1,402	1,683,886
Exxon Mobil Corp., Sr. Unsec. Notes, 3.452%, 04/15/51(b)	Aa1/AA	1,291	1,429,693
Florida Gas Transmission Co. LLC, Sr. Unsec. Notes, 9.19%, 11/01/24, 144A	Baa2/BBB+	50	55,300
Global Partners LP, Co. Gty., 7.00%, 08/01/27(b)	B2/B+	1,076	995,300
Holly Energy Partners LP, Co. Gty., 5.00%, 02/01/28, 144A(b)	B1/BB	173	164,782
Kinder Morgan, Inc., Co. Gty., 8.05%, 10/15/30	Baa2/BBB	1,000	1,317,302
Kinder Morgan, Inc., Co. Gty., 5.55%, 06/01/45(b)	Baa2/BBB	1,755	2,142,323
Marathon Petroleum Corp., Sr. Unsec. Notes, 4.75%, 09/15/44(b)	Baa2/BBB	1,266	1,319,752
Marathon Petroleum Corp., Sr. Unsec. Notes, 4.70%, 05/01/25(b)	Baa2/BBB	1,753	1,962,412
Marathon Petroleum Corp., Sr. Unsec. Notes, 5.85%, 12/15/45(b)	Baa2/BBB	500	525,225
MPLX LP, Sr. Unsec. Notes, 4.25%, 12/01/27(b)	Baa2/BBB	901	976,834
MPLX LP, Sr. Unsec. Notes, 5.50%, 02/15/49(b)	Baa2/BBB	694	769,109
MPLX LP, Sr. Unsec. Notes, 4.90%, 04/15/58(b)	Baa2/BBB	561	563,548
NGPL PipeCo LLC, Sr. Unsec. Notes, 7.768%, 12/15/37, 144A	Baa3/BBB-	880	1,074,037
ONEOK, Inc., Co. Gty., 5.85%, 01/15/26(b)	Baa3/BBB	314	358,388
Panhandle Eastern Pipe Line Co. LP, Sr. Unsec. Notes, 7.00%, 07/15/29	Baa3/BBB-	1,000	1,174,940
Parkland Corp., Co. Gty., 5.875%, 07/15/27, 144A(b)	Ba3/BB	981	1,017,787
PBF Holding Co. LLC, Co. Gty., 6.00%, 02/15/28, 144A(b)	B1/BB	405	336,150
Petroleos Mexicanos, Co. Gty., 5.95%, 01/28/31, 144A(b)	Ba2/BBB	552	455,483
Petroleos Mexicanos, Co. Gty., 6.35%, 02/12/48	Ba2/BBB	702	521,340
Petroleos Mexicanos, Co. Gty., 6.95%, 01/28/60, 144A(b)	Ba2/BBB	195	149,904
Phillips 66, Co. Gty., 3.85%, 04/09/25(b)	A3/BBB+	416	461,100
Plains All American Pipeline LP, Sr. Unsec. Notes, 3.80%, 09/15/30(b)	Ba1/BBB-	396	387,992
Targa Resources Partners LP, Co. Gty., 5.50%, 03/01/30, 144A(b)	Ba3/BB	1,177	1,136,535
Total Capital International SA, Co. Gty., 3.127%, 05/29/50(b)	Aa3/A+	1,126	1,155,241
Transcontinental Gas Pipe Line Co. LLC, Sr. Unsec. Notes, 3.95%, 05/15/50, 144A(b)	Baa2/BBB	384	409,154
Valero Energy Corp., Co. Gty., 8.75%, 06/15/30	Baa2/BBB	1,000	1,390,200
Valero Energy Corp., Sr. Unsec. Notes, 10.50%, 03/15/39	Baa2/BBB	500	821,069
Williams Cos., Inc., Sr. Unsec. Notes, 7.50%, 01/15/31	Baa3/BBB	911	1,166,597

			32,836,671

FOOD AND BEVERAGE (0.69%)
Anheuser-Busch InBev Worldwide, Inc., Co. Gty., 4.70%, 02/01/36(b)	Baa1/BBB+	645	759,858
Anheuser-Busch InBev Worldwide, Inc., Co. Gty., 4.90%, 02/01/46(b)	Baa1/BBB+	256	313,263
Anheuser-Busch InBev Worldwide, Inc., Co. Gty., 8.20%, 01/15/39	Baa1/BBB+	27	42,578
Kroger Co., Sr. Unsec. Notes, 5.40%, 01/15/49(b)	Baa1/BBB	68	95,133

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Unaudited) — continued

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value (Note 1)

CORPORATE DEBT SECURITIES (Continued)
FOOD AND BEVERAGE (Continued)
Sysco Corp., Co. Gty., 5.95%, 04/01/30(b)	Baa1/BBB-	$305	$383,112

			1,593,944

GAMING, LODGING & LEISURE (0.82%)
Las Vegas Sand Corp., Sr. Unsec. Notes, 3.90%, 08/08/29(b)	Baa3/BBB-	994	980,576
Marriott International, Inc., Sr. Unsec. Notes, 5.75%, 05/01/25(b)	Baa3/BBB-	489	531,229
Marriott International, Inc., Sr. Unsec. Notes, 4.625%, 06/15/30(b)	Baa3/BBB-	361	374,579

			1,886,384

HEALTHCARE (1.25%)
AbbVie, Inc., Sr. Unsec. Notes, 4.05%, 11/21/39, 144A(b)	Baa2/BBB+	615	719,218
Bausch Health Cos, Inc., Co. Gty., 6.25%, 02/15/29, 144A(b)	B3/B	73	73,365
Bausch Health Cos., Inc., Co. Gty., 5.25%, 01/30/30, 144A(b)	B3/B	87	82,541
Takeda Pharmaceutical Co. Ltd., Sr. Unsec. Notes, 3.175%, 07/09/50(b)	Baa2/NA	684	681,781
Takeda Pharmaceutical Co., Ltd, Sr. Unsec. Notes, 5.00%, 11/26/28(b)	Baa2/BBB+	500	619,422
Tenet Healthcare Corp., Sr. Sec. Notes, 4.625%, 06/15/28, 144A(b)	B1/BB-	99	96,446
Teva Pharmaceutical Finance Netherlands III BV, Co. Gty., 7.125%, 01/31/25, 144A(b)	Ba2/BB	577	614,211

			2,886,984

HOME BUILDERS (0.04%)
Newell Brands, Inc., Sr. Unsec. Notes, 4.875%, 06/01/25(b)	Ba1/BB+	94	98,445

INDUSTRIAL (4.86%)
3M Co., Sr. Unsec. Notes, 4.00%, 09/14/48(b)	A1/A+	1,019	1,262,976
Altria Group, Inc., Co. Gty., 4.80%, 02/14/29(b)	A3/BBB	527	615,293
Altria Group, Inc., Co. Gty., 5.95%, 02/14/49(b)	A3/BBB	329	431,514
Boeing Co., Sr. Unsec. Notes, 4.875%, 05/01/25(b)	Baa2/BBB-	1,657	1,805,805
Boeing Co., Sr. Unsec. Notes, 5.805%, 05/01/50(b)	Baa2/BBB-	1,859	2,195,452
Carrier Global Corp., Co. Gty, 2.722%, 02/15/30, 144A(b)	Baa3/BBB	852	855,700
Caterpillar, Inc., Sr. Unsec. Notes, 3.25%, 04/09/50(b)	A3/A	532	593,041
Cemex SAB de CV, Sr. Sec. Notes, 7.375%, 06/05/27, 144A(b)	NA/BB	200	203,200
Heathrow Funding, Ltd., Sr. Sec. Notes, 4.875%, 07/15/21, 144A	NA/BBB+	200	204,016
Northrop Grumman Space & Mission Systems Corp., Co. Gty., 7.75%, 06/01/29	Baa1/BBB	500	706,816
Raytheon Technologies Corp., Sr. Unsec. Notes, 3.75%, 11/01/46(b)	Baa1/A-	700	799,452
Steel Dynamics Inc., Sr. Unsec. Notes, 3.25%, 01/15/31(b)	Baa3/BBB-	339	345,762
Steel Dynamics, Inc., Sr. Unsec. Notes, 2.80%, 12/15/24(b)	Baa3/BBB-	373	388,186
Steel Dynamics, Inc., Sr. Unsec. Notes, 3.45%, 04/15/30(b)	Baa3/BBB-	341	356,472
Sydney Airport Finance Co. Property, Ltd., Sr. Sec. Notes, 3.375%, 04/30/25, 144A(b)	Baa1/BBB+	400	412,766

			11,176,451

INSURANCE (9.46%)
Allstate Corp., Jr. Sub. Notes, (3M LIBOR +2.12%), 6.50%, 05/15/57(b),(c)	Baa1/BBB	2,200	2,667,214
American International Group, Inc., Jr. Sub. Notes, (3M LIBOR +4.195%), 8.175%, 05/15/58(b),(c)	Baa2/BBB-	2,500	3,187,500
Brighthouse Financial, Inc., Sr. Unsec. Notes, 5.625%, 05/15/30(b)	Baa3/BBB+	383	425,129
Farmers Exchange Capital, Sub. Notes, 7.20%, 07/15/48, 144A	Baa2/BBB+	2,250	2,754,353
Guardian Life Insurance Co. of America, Sub. Notes, 4.85%, 01/24/77, 144A	A1/AA-	148	189,191
Liberty Mutual Group, Inc., Co. Gty., 3.951%, 10/15/50, 144A(b)	Baa2/BBB	250	264,162
Liberty Mutual Group, Inc., Co. Gty., (3M LIBOR +7.12%), 10.75%, 06/15/58, 144A(b),(c)	Baa3/BB+	1,000	1,440,000
Lincoln National Corp., Sr. Unsec. Notes, 3.80%, 03/01/28(b)	Baa1/A-	250	277,194
Massachusetts Mutual Life Insurance Co., Sub. Notes, 4.90%, 04/01/77, 144A	A2/AA-	980	1,266,529
Massachusetts Mutual Life Insurance Co., Sub. Notes, 3.729%, 10/15/70, 144A	A2/AA-	243	249,735

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Unaudited) — continued

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value (Note 1)

CORPORATE DEBT SECURITIES (Continued)
INSURANCE (Continued)
MetLife, Inc., Jr. Sub. Notes, 9.25%, 04/08/38, 144A(b)	Baa2/BBB	$750	$1,048,125
MetLife, Inc., Jr. Sub. Notes, 6.40%, 12/15/36(b)	Baa2/BBB	637	751,870
MetLife, Inc., Jr. Sub. Notes, 10.75%, 08/01/39(b)	Baa2/BBB	1,000	1,542,300
Nationwide Mutual Insurance Co., Sub. Notes, 8.25%, 12/01/31, 144A	A3/A-	500	730,847
Nationwide Mutual Insurance Co., Sub. Notes, 9.375%, 08/15/39, 144A	A3/A-	215	345,934
New York Life Insurance Co., Sub. Notes, 6.75%, 11/15/39, 144A	Aa2/AA-	103	156,536
Principal Financial Group, Inc., Co. Gty., (3M LIBOR +3.044%), 3.436%, 05/15/55(b),(c)	Baa2/BBB	1,135	1,017,187
Prudential Financial, Inc., Jr. Sub. Notes, (3M LIBOR +2.665%), 5.70%, 09/15/48(b),(c)	Baa1/BBB+	1,241	1,390,857
SAFG Retirement Services, Inc., Sr. Unsec. Notes, 8.125%, 04/28/23	Baa1/BBB+	1,800	2,065,255

			21,769,918

MEDIA (9.58%)
Charter Communications Operating LLC, Sr. Sec. Notes, 5.75%, 04/01/48(b)	Ba1/BBB-	774	963,513
Comcast Corp., Co. Gty., 4.15%, 10/15/28(b)	A3/A-	255	305,688
Comcast Corp., Co. Gty., 4.70%, 10/15/48(b)	A3/A-	297	399,442
Comcast Corp., Co. Gty., 7.05%, 03/15/33	A3/A-	2,000	3,049,877
Cox Communications, Inc., Sr. Unsec. Notes, 6.80%, 08/01/28	Baa2/BBB	1,500	1,890,352
Cox Enterprises, Inc., Sr. Unsec. Notes, 7.375%, 07/15/27, 144A	Baa2/BBB	500	648,252
CSC Holdings LLC, Co. Gty., 4.125%, 12/01/30, 144A(b)	Ba3/BB	448	444,080
CSC Holdings LLC, Co. Gty., 6.50%, 02/01/29, 144A(b)	Ba3/BB	954	1,043,437
Grupo Televisa SAB, Sr. Unsec. Notes, 5.00%, 05/13/45(b)	Baa1/BBB+	557	619,764
Grupo Televisa SAB, Sr. Unsec. Notes, 6.625%, 01/15/40	Baa1/BBB+	159	205,809
RELX, Inc., Sr. Unsec. Notes, 8.875%, 06/01/22	WR/BBB+	2,000	2,226,708
Time Warner Entertainment Co. LP, Sr. Sec. Notes, 8.375%, 07/15/33	Ba1/BBB-	1,360	2,048,122
ViacomCBS Inc., Sr. Unsec. Notes, 4.20%, 05/19/32(b)	Baa2/BBB	641	720,736
ViacomCBS, Inc., Sr. Unsec. Notes, 6.875%, 04/30/36	Baa2/BBB	179	242,579
Virgin Media Finance PLC, Sr. Unsec. Notes, 5.00%, 07/15/30, 144A(b)	B2/B	200	195,542
VTR Finance BV, Sr. Sec. Notes, 6.875%, 01/15/24, 144A(b)	B1/B+	2,176	2,225,874
VTR Finance NV, Sr. Unsec. Notes, 6.375%, 07/15/28, 144A(b)	B1/B	443	454,638
Walt Disney Co., Co. Gty., 7.90%, 12/01/95	A2/A-	1,400	2,667,591
Walt Disney, Co. Gty., 2.20%, 01/13/28	A2/A-	1,030	1,075,351
Walt Disney, Co. Gty., 3.60%, 01/13/51(b)	A2/A-	546	608,212

			22,035,567

MINING (2.42%)
BHP Billiton Finance USA, Ltd. Co. Gty., (5Yr Swap +5.093%), 6.75%, 10/19/75, 144A(b),(c)	Baa1/BBB+	3,899	4,502,175
Newcrest Finance Pty Ltd., Co. Gty., 3.25%, 05/13/30, 144A(b)	Baa2/BBB	137	147,153
Newmont Corp., Co. Gty., 2.25%, 10/01/30(b)	Baa2/BBB	912	924,278

			5,573,606

PAPER (0.80%)
Celulosa Arauco y Constitucion SA, Sr. Unsec. Notes, 4.20%, 01/29/30, 144A(b)	Baa3/BBB-	579	589,856
Celulosa Arauco y Constitucion SA, Sr. Unsec. Notes, 5.50%, 04/30/49, 144A(b)	Baa3/BBB-	647	661,558
Inversiones CMPC SA, Co. Gty., 3.85%, 01/13/30, 144A(b)	Baa3/BBB-	580	591,890

			1,843,304

REAL ESTATE INVESTMENT TRUST (REIT),(0.77%)
Iron Mountain Inc., Co. Gty., 5.00%, 07/15/28, 144A(b)	Ba3/BB-	59	57,802
Iron Mountain Inc., Co. Gty., 5.25%, 07/15/30, 144A(b)	Ba3/BB-	578	569,330
Iron Mountain, Inc., Co. Gty., 4.875%, 09/15/29, 144A(b)	Ba3/BB-	398	387,055

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Unaudited) — continued

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value (Note 1)

CORPORATE DEBT SECURITIES (Continued)
REAL ESTATE INVESTMENT TRUST (REIT),(Continued)
Scentre Group Trust 1, Co. Gty., 4.375%, 05/28/30, 144A(b)	A2/A	$699	$768,695

			1,782,882

RETAIL & RESTAURANT (1.67%)
Starbucks Corp., Sr. Unsec. Notes, 4.45%, 08/15/49(b)	Baa1/BBB+	1,781	2,152,201
Walgreens Boots Alliance Inc., Sr. Unsec. Notes, 3.20%, 04/15/30(b)	Baa2/BBB	302	311,997
Walgreens Boots Alliance Inc., Sr. Unsec. Notes, 4.10%, 04/15/50(b)	Baa2/BBB	1,355	1,366,463

			3,830,661

TECHNOLOGY (4.26%)
Broadcom, Inc., Co. Gty., 4.25%, 04/15/26, 144A(b)	Baa3/BBB-	1,655	1,841,858
Broadcom, Inc., Co. Gty., 4.75%, 04/15/29, 144A(b)	Baa3/BBB-	1,109	1,258,865
Dell International LLC, Sr. Sec. Notes, 5.85%, 07/15/25, 144A(b)	Baa3/BBB-	342	393,026
Dell International LLC, Sr. Sec. Notes, 8.35%, 07/15/46, 144A(b)	Baa3/BBB-	845	1,127,051
Fiserv, Inc., Sr. Unsec. Notes, 3.50%, 07/01/29(b)	Baa2/BBB	1,087	1,221,919
NXP Funding LLC, Co. Gty., 3.875%, 09/01/22, 144A	Baa3/BBB	1,213	1,282,305
Oracle Corp., Sr. Unsec. Notes, 3.60%, 04/01/40(b)	A3/A	2,331	2,645,896
Presidio Holdings, Inc., Sr. Sec. Notes, 4.875%, 02/01/27, 144A(b)	B1/B	32	31,280

			9,802,200

TELECOMMUNICATIONS (3.61%)
AT&T, Inc., Sr. Unsec. Notes, 4.50%, 05/15/35(b)	Baa2/BBB	515	611,150
AT&T, Inc., Sr. Unsec. Notes, 4.75%, 05/15/46(b)	Baa2/BBB	425	509,507
Deutsche Telekom International Finance BV, Co. Gty., 8.75%, 06/15/30(f)	Baa1/BBB	2,000	3,128,715
T-Mobile USA Inc., Sr. Sec. Notes, 3.50%, 04/15/25, 144A(b)	Baa3/BBB-	1,039	1,130,837
Verizon Communications, Inc., Sr. Unsec. Notes, 4.812%, 03/15/39	Baa1/BBB+	1,898	2,479,314
VTR Comunicaciones SpA, Sr. Sec. Notes, 5.125%, 01/15/28, 144A(b)	Ba3/B+	442	451,061

			8,310,584

TRANSPORTATION (4.21%)
American Airlines, Pass Through Certs., Series 2013-2, Class B, 5.60%, 07/15/20, 144A	NA/BB-	892	892,494
American Airlines, Pass Through Certs., Series 2017-1, Class AA, 3.65%, 02/15/29	Baa1/NA	939	899,597
American Airlines, Pass Through Certs., Series 2017-2, Class AA, 3.35%, 10/15/29	Baa1/NA	1,415	1,326,696
American Airlines, Pass Through Certs., Series 2019-1, Class AA, 3.15%, 02/15/32	Baa1/A	801	737,463
Ashtead Capital, Inc., Sec. Notes, 4.00%, 05/01/28, 144A(b)	Baa3/BBB-	555	552,225
Ashtead Capital, Inc., Sec. Notes, 4.25%, 11/01/29, 144A(b)	Baa3/BBB-	200	200,000
BNSF Funding Trust I, Co. Gty., (3M LIBOR +2.35%), 6.613%, 12/15/55(b),(c)	Baa2/A-	250	274,014
Continental Airlines, Pass Through Certs., Series 2000-1, Class A1, 8.048%, 11/01/20(h)	Baa1/A-	—	40
Continental Airlines, Pass Through Certs., Series 2000-2, Class A1, 7.707%, 04/02/21	Baa1/BBB	80	76,441
ERAC USA Finance LLC, Co. Gty., 7.00%, 10/15/37, 144A	Baa1/A-	1,500	1,921,568
Union Pacific Corp., Sr. Unsec. Notes, 3.839%, 03/20/60(b)	Baa1/A-	503	581,282
United Airlines, Pass Through Certs., Series 2013-1, Class B, 5.375%, 08/15/21	NA/BBB-	247	235,208
United Airlines, Pass Through Certs., Series 2018-1, Class B, 4.60%, 03/01/26	Baa2/NA	785	588,051
United Airlines, Pass Through Certs., Series 2019-1, Class AA, 4.15%, 08/25/31	A1/NA	419	411,487

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Unaudited) — continued

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value (Note 1)

CORPORATE DEBT SECURITIES (Continued)
TRANSPORTATION (Continued)
United Airlines, Pass Through Certs., Series 2019-2, Class AA, 2.70%, 05/01/32	A1/NA	$1,093	$986,963

			9,683,529

UTILITIES (9.68%)
AES Gener SA., Jr. Sub. Notes, (H15T5Y +4.917%), 6.35%, 10/07/79, 144A(b),(c)	Ba2/BB	878	876,902
Black Hills Corp., Sr. Unsec. Notes, 3.95%, 01/15/26(b)	Baa2/BBB+	1,082	1,189,482
Black Hills Corp., Sr. Unsec. Notes, 3.875%, 10/15/49(b)	Baa2/BBB+	1,175	1,255,254
Cleveland Electric Illuminating Co., Sr. Unsec. Notes, 3.50%, 04/01/28, 144A(b)	Baa2/BBB	800	876,329
Consolidated Edison Co. of New York, Inc., Sr. Unsec. Notes, 3.95%, 04/01/50(b)	Baa1/A-	449	540,472
Consumer Energy Co., 3.10%, 08/15/50(b)	Aa3/A	780	867,860
Edison International, Sr. Unsec. Notes, 3.55%, 11/15/24(b)	Baa3/BBB-	575	605,997
Edison International, Sr. Unsec. Notes, 4.95%, 04/15/25(b)	Baa3/BBB-	339	371,486
Enel Finance International NV, Co. Gty., 4.625%, 09/14/25, 144A	Baa2/BBB+	1,458	1,660,414
Evergy Metro, Inc., Sr. Sec. Notes, 4.20%, 06/15/47(b)	A2/A+	917	1,113,184
FirstEnergy Corp., Sr. Unsec. Notes, 4.85%, 07/15/47(b)	Baa3/BBB-	1,570	1,989,589
Hydro-Quebec, 8.25%, 04/15/26	Aa2/AA-	1,550	2,180,384
IPALCO Enterprises Inc., Sr. Sec. Notes, 4.25%, 05/01/30, 144A(b)	Baa3/BBB-	462	500,521
MidAmerican Funding LLC, Sr. Sec. Notes, 6.927%, 03/01/29	A2/A-	500	701,791
NiSource, Inc., Jr. Sub. Notes, (H15T5Y +2.843%), 5.65%, 06/15/23(b),(c),(d)	NA/BBB-	696	664,680
Pacific Gas and Electric Co., 2.10%, 08/01/27(b)	Baa3/BBB-	391	386,953
Pacific Gas and Electric Co., 3.50%, 08/01/50(b)	Baa3/BBB-	617	596,318
Piedmont Natural Gas Co. Inc., Sr. Unsec. Notes, 3.50%, 06/01/29(b)	A3/A-	1,120	1,276,992
Southern Co. Gas Capital Corp., Co. Gty., 5.875%, 03/15/41(b)	Baa1/A-	992	1,317,255
Southern Co. Gas Capital Corp., Co. Gty., 3.95%, 10/01/46(b)	Baa1/A-	539	594,912
Southern Co. Gas Capital Corp., Co. Gty., 4.40%, 05/30/47(b)	Baa1/A-	1,164	1,382,337
Transelec SA, Sr. Unsec. Notes, 4.25%, 01/14/25, 144A(b)	Baa1/BBB	750	797,288
Transelec SA, Sr. Unsec. Notes, 3.875%, 01/12/29, 144A(b)	Baa1/BBB	490	513,888

			22,260,288

TOTAL CORPORATE DEBT SECURITIES (Cost of $171,547,287)			192,076,422

ASSET BACKED SECURITIES (7.44%)
Antares Ltd., Series 2017-1A, Class C, (3M LIBOR +3.10%), 4.235%, 07/20/28, 144A(b),(e)	NR/A	1,093	1,025,157
Arbor Realty Collateralized Loan Obligation, Ltd., Series 2017-FL3, Class A, (1M LIBOR +0.99%), 1.175%, 12/15/27, 144A(b),(e)	Aaa/NA	759	745,481
AVIS Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class A, 2.63%, 12/20/21, 144A(b)	Aa1/NA	1,605	1,604,807
CLI Funding LLC, Series 2018-1A, Class A, 4.03%, 04/18/43, 144A(b)	NA/A	129	130,379
DB Master Finance LLC, Series 2017-1A, Class A2I, 3.629%, 11/20/47, 144A(b)	NA/BBB	328	339,134
DRB Prime Student Loan Trust, Series 2016-B, Class A2, 2.89%, 06/25/40, 144A(b)	Aaa/NA	140	143,175
DRB Prime Student Loan Trust, Series 2017-A, Class A2B, 2.85%, 05/27/42, 144A(b)	Aaa/NA	1,182	1,214,132
DT Auto Owner Trust, Series 2018-2A, Class C, 3.67%, 03/15/24, 144A(b)	NA/AA+	580	585,206
Fortress Credit Opportunities IX CLO, Ltd., Series 2017-9A, Class A1T, (3M LIBOR +1.55%), 1.942%, 11/15/29, 144A(b),(e)	Aaa/AAA	600	582,697
Golub Capital Partners Ltd., Series 2017-19RA, Class B, (3M LIBOR +2.55%), 3.541%, 07/26/29, 144A(b),(e)	A2/NA	1,935	1,848,718

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Unaudited) — continued

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value (Note 1)

ASSET BACKED SECURITIES (Continued)
Golub Capital Partners Ltd., Series 2018-36A, Class C, (3M LIBOR +2.10%), 2.641%, 02/05/31, 144A(b),(e)	NA/A	$2,250	$2,018,970
IVY Hill Middle Market Credit Fund Ltd., Series 12A, Class B, (3M LIBOR +3.00%), 4.135%, 07/20/29, 144A(b),(e)	A3/NR	866	810,450
LoanCore Issuer, Ltd., Series 2018-CRE1, Class A, (1M LIBOR +1.13%), 1.315%, 05/15/28, 144A(b),(e)	Aaa/NA	500	494,250
SCF Equipment Leasing LLC, Series 2017-2A, Class A, 3.41%, 12/20/23, 144A(b)	Aa1/NA	227	228,043
Small Business Administration Participation Certificates, Series 2010-20F, Class 1, 3.88%, 06/01/30	Aaa/AA+	85	92,521
SMB Private Education Loan Trust, Series 2017-B, Class A2B, (1M LIBOR+0.75%), 0.935%, 10/15/35, 144A(b),(e)	Aaa/AAA	640	633,766
Sofi Consumer Loan Program LLC, Series 2017-3, Class A, 2.77%, 05/25/26, 144A(b)	NA/AAA	246	247,553
Sofi Consumer Loan Program Trust, Series 2018-1, Class B, 3.65%, 02/25/27, 144A(b)	NA/A	793	797,780
Sofi Professional Loan Program LLC, Series 2017-C, Class B, 3.56%, 07/25/40, 144A(b),(e)	NA/AA+	1,099	1,063,228
Sofi Professional Loan Program LLC, Series 2019-A, Class A1FX, 3.18%, 06/15/48, 144A(b)	Aaa/AAA	96	96,729
Textainer Marine Containers Ltd., Series 2017-1A, Class A, 3.72%, 05/20/42, 144A(b)	NA/A	508	504,473
Triton Container Finance LLC, Series 2017-2A, Class A, 3.62%, 08/20/42, 144A(b)	NA/A	909	904,751
Willis Engine Structured Trust IV, Series 2018-A, Class A, 4.75%, 09/15/43, 144A(b),(g)	NA/NA	1,324	999,287

TOTAL ASSET BACKED SECURITIES (Cost of $17,891,419)			17,110,687

COMMERCIAL MORTGAGE-BACKED SECURITIES (3.37%)
Angel Oak Mortgage Trust I LLC, Series 2019-2, Class A1, 3.628%, 03/25/49, 144A(b),(e)	NA/NA	201	205,833
Bancorp Commercial Mortgage Trust, Series 2018-CRE4, Class A, (1M LIBOR +0.90%), 1.085%, 09/15/35, 144A(b),(e)	Aaa/NA	58	55,628
Bellemeade Re Ltd., Series 2018-2A, Class M1B, (1M LIBOR +1.35%), 1.535%, 08/25/28, 144A(b),(e)	NA/NA	239	237,426
CGMS Commercial Mortgage Trust, Series 2017-MDRB, Class A, (1M LIBOR +1.10%), 1.285%, 07/15/30, 144A(e)	NA/AAA	54	51,369
Citigroup Commercial Mortgage Trust, Series 2013-375P, Class D, 3.518%, 05/10/35, 144A(e)	Baa1/NA	2,000	1,946,068
Citigroup Commercial Mortgage Trust, Series 2016-P6, Class C, 4.28%, 12/10/49(b),(e)	NR/NA	367	305,468
FREMF Mortgage Trust, Series 2015-K44, Class B, 3.807%, 01/25/48, 144A(b),(e)	NA/NA	535	569,505
FREMF Mortgage Trust, Series 2015-K45, Class B, 3.713%, 04/25/48, 144A(b),(e)	NA/NA	1,270	1,347,597
Lanark Master Issuer PLC, Series 2019-1A, Class 1A1, (3M LIBOR +0.77%), 1.128%, 12/22/69, 144A(b),(e)	Aaa/AAA	420	420,174
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-CKSV, Class C, 4.427%, 10/15/30, 144A(b),(e)	NA/A	2,710	2,522,585
MSDB Trust, Series 2017-712F, Class C, 3.628%, 07/11/39, 144A(e)	NA/A-	82	82,239

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost of $7,852,526)			7,743,892

RESIDENTIAL MORTGAGE-BACKED SECURITIES (0.17%)
FHLMC Pool # A15675, 6.00%, 11/01/33	Aaa/AA+	68	79,275
FHLMC Pool # G00182, 9.00%, 09/01/22(h)	Aaa/AA+	—	3
FNMA Pool # 754791, 6.50%, 12/01/33	Aaa/AA+	187	216,414

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Unaudited) — continued

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value (Note 1)

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
FNMA Pool # 763852, 5.50%, 02/01/34	Aaa/AA+	$84	$95,472
GNSF Pool # 194228, 9.50%, 11/15/20(h)	Aaa/AA+	—	438
GNSF Pool # 307527, 9.00%, 06/15/21	Aaa/AA+	2	1,619
GNSF Pool # 417239, 7.00%, 02/15/26	Aaa/AA+	4	4,377
GNSF Pool # 780374, 7.50%, 12/15/23	Aaa/AA+	1	1,527

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost of $324,579)			399,125

MUNICIPAL BONDS (1.24%)
San Francisco City & County Public Utilities Commission, Water Revenue, Build America Bonds, 6.00%, 11/01/40	Aa2/AA-	145	204,053
State of California, Build America Bonds, GO, 7.625%, 03/01/40	Aa2/AA-	1,500	2,647,785

TOTAL MUNICIPAL BONDS (Cost of $1,678,333)			2,851,838

U.S. TREASURY SECURITIES (1.62%)
United States Treasury Bond, 3.125%, 02/15/42	Aaa/AA+	235	319,102
United States Treasury Bond, 1.25%, 05/15/50	Aaa/AA+	423	406,619
United States Treasury Floating Rate Note, (USBMMY3M +0.22%), 0.365%, 07/31/21(e)	Aaa/AA+	1,000	1,001,918
United States Treasury Note, 0.50%, 04/30/27	Aaa/AA+	685	686,017
United States Treasury Note, 0.625%, 05/15/30	Aaa/AA+	1,312	1,307,863

TOTAL U.S. TREASURY SECURITIES (Cost of $3,714,520)			3,721,519

GOVERNMENT BOND (0.33%)
Mexico Government International Bond, Sr. Unsec. Notes, 5.00%, 04/27/51(b)	Baa1/BBB	711	766,103

TOTAL GOVERNMENT BOND (Cost of $658,504)			766,103

		Shares

PREFERRED STOCK (0.89%)
CoBank ACB, Series F, 6.250%, (3M LIBOR +4.557%)(b),(c),(d)		20,000	2,060,000

TOTAL PREFERRED STOCK (Cost of $2,085,000)			2,060,000

TOTAL INVESTMENTS (98.54%) (Cost $205,752,168)			226,729,586

OTHER ASSETS AND LIABILITIES (1.46%)			3,347,965

NET ASSETS (100.00%)			$230,077,551

At June 30, 2020, the Fund had the following open futures contracts:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Notes	09/20	10	$2,207,734	$2,208,281	$547
U.S. Treasury 10-Year Ultra Bonds	09/20	11	1,727,734	1,732,328	4,594
U.S. Treasury Long Bonds	09/20	26	4,604,172	4,642,625	38,453
U.S. Treasury Ultra Bonds	09/20	9	1,950,781	1,963,406	12,625

					56,219

Short Futures Outstanding
U.S. Treasury 5-Year Notes	09/20	119	(14,916,026)	(14,963,321)	(47,295)
U.S. Treasury 10-Year Notes	09/20	15	(2,082,844)	(2,087,578)	(4,734)

					(52,029)

Net unrealized appreciation on open futures contracts					$4,190

(a)	Ratings for debt securities are unaudited. All ratings are as of June 30, 2020 and may have changed subsequently.
(b)	This security is callable.
(c)

Fixed to floating rate security. Fixed rate indicated is rate effective at June 30, 2020. Security will convert at a future date to a floating rate of reference rate and spread in the description above.

(d)	Security is perpetual. Date shown is next call date.
(e)	Variable rate security. Rate indicated is rate effective at June 30, 2020.
(f)	Multi-Step Coupon. Rate disclosed is as of June 30, 2020.
(g)	Denotes a step-up bond. The rate indicated is the current coupon as of June 30, 2020.
(h)	Principal amount less than $1,000.
144A

Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At June 30, 2020, these securities amounted to $84,648,745 or 36.79% of net assets.

Legend

Certs. - Certificates

CLO - Collateralized Loan Obligation

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Unaudited) — continued

Co. Gty. - Company Guaranty

FHLMC - Federal Home Loan Mortgage Corp.

FNMA - Federal National Mortgage Association

FREMF - Freddie Multi-Family

GNSF - Government National Mortgage Association (Single Family)

GO - General Obligation

H15T5Y - US Treasury Yield Curve Rate T Note Constant Maturity 5 Year

Jr. - Junior

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

Ltd. - Limited

REIT - Real Estate Investment trust

Sec. - Secured

SOFRRATE – Secured Overnight Financing Rate

Sr. - Senior

Sub. - Subordinated

Unsec. - Unsecured

USBMMY3M - 3 Month Treasury Bill Rate

The accompanying notes are an integral part of these financial statements.

INSIGHT SELECT INCOME FUND

Notes to the Quarterly Schedule of Investments

June 30, 2020

(unaudited)

A. Security Valuation – In valuing the Insight Select Income Fund’s (the “Fund”) net assets, all securities for which representative market quotations are available will be valued at the last quoted sales price on the security’s principal exchange on the day of valuation. If there are no sales of the relevant security on such day, the security will be valued at the bid price at the time of computation. For securities traded in the over-the-counter market, including listed debt and preferred securities, whose primary market is believed to be over-the-counter, the Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources.

In the event that market quotations are not readily available, or when such quotations are deemed not to reflect current market value, the securities will be valued at their respective fair value as determined in good faith by the Adviser pursuant to certain procedures and reporting requirements established by the Board of Trustees. The Adviser considers all relevant facts that are reasonably available when determining the fair value of a security, including but not limited to the last sale price or initial purchase price (if a when issued security) and subsequently adjusting the value based on changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves are utilized. At June 30, 2020, there were no securities valued using fair value procedures.

Fair Value Measurements – The Fund has adopted authoritative fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

• Level 1	–	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2	–	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
• Level 3	–	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets measured at fair value on a recurring basis as of June 30, 2020.

INSIGHT SELECT INCOME FUND

Notes to the Quarterly Schedule of Investments

June 30, 2020 (concluded)

(unaudited)

	Total Market Value at 06/30/20	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
ASSETS:

CORPORATE DEBT SECURITIES	$192,076,422	$—	$192,076,422	$

ASSET BACKED SECURITIES	17,110,687	—	17,110,687		—

COMMERCIAL MORTGAGE-BACKED SECURITIES	7,743,892	—	7,743,892		—

RESIDENTIAL MORTGAGE-BACKED SECURITIES	399,125	—	399,125		—

MUNICIPAL BONDS	2,851,838	—	2,851,838		—

U.S. TREASURY SECURITIES	3,721,519	—	3,721,519		—

GOVERNMENT BONDS	766,103	—	766,103		—

PREFERRED STOCK	2,060,000	2,060,000	—		—

FUTURES CONTRACTS	56,219	56,219	—		—

TOTAL ASSETS	$226,785,805	$2,216,219	$224,669,586		$—

LIABILITIES:
FUTURES CONTRACTS	$52,029	$52,029	$—		$—

At the end of each calendar quarter, management evaluates the Level 1, 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

Level 3 investments are categorized as Level 3 with values derived utilizing prices from prior transactions or third party pricing information without adjustment (broker quotes, pricing services and net asset values). A significant change in third party pricing information could result in a significantly lower or higher value in such Level 3 investments. As of June 30, 2020, the Fund did not hold any Level 3 securities.

For more information with regards to significant accounting policies, see the most recent semi or annual report filed with the Securities and Exchange Commission.